Equity Purchase Agreement - (Details Narrative) - USD ($)				12 Months Ended
	Aug. 30, 2019	Jul. 09, 2019	Mar. 12, 2019	Dec. 31, 2019
Equity Purchase Agreement [Member] | GHS Investments LLC [Member]
Number of shares issued for common stock, value		$ 3,000,000		$ 400,000
Equity Purchase Agreement [Member] | Investor [Member]
Number of donate shares to common stock			1,750
Number of donate shares returned and canceled	1,750
Equity Purchase Agreement [Member] | Maximum [Member]
Number of shares issued for common stock, value			$ 450,000
Equity Financing Agreement [Member] | GHS Investments LLC [Member]
Number of shares issued for common stock, value		$ 700,000
Equity financing agreement, description		We entered into an equity financing agreement with GHS Investments LLC (the "GHS Financing Agreement); in connection therewith, we filed a Form S-1 Registration Statement (the "S-1") registering up to 700,000 Common Stock Shares, which S-1 was declared effective on July 19, 2019. On May 19, 2020, we filed a Post-Effective Amendment No. 1 on Form S-1 amending the S-1 to deregister all securities registered pursuant to said S-1, which as of the date of such Amendment, 22,513 Common Stock Shares were unissued (the "Post Effective S-1"). The Post Effective S-1 was declared effective on May 21, 2020, at which time the Offering described in the S-1 was terminated, as well as the contractual obligations under the GHS Financing Agreement.